Report of the directors financial review risk report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 1,022,105	$ 988,399
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	110,529	108,462
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 218,320	$ 182,089
ECL coverage %	0.40%	0.40%
Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,907,516	$ 2,706,154
Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(12,363)	(11,194)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 1,022,105	$ 988,399
ECL coverage %	1.10%	1.10%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,033,846	$ 999,091
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (11,741)	$ (10,692)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.60%	0.60%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 482,012	$ 474,528
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (2,806)	$ (2,797)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	1.80%	1.80%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 446,853	$ 424,505
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (8,049)	$ (7,526)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.80%	0.40%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 104,981	$ 100,058
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(886)	(369)
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 110,529	$ 108,462
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 110,539	$ 108,469
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(7)
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 965,673	$ 890,197
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 965,830	$ 890,326
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (157)	$ (129)
Debt instruments measured at amortised cost | Loan and other credit-related commitments
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 778,417	$ 690,792
Debt instruments measured at amortised cost | Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (367)	$ (315)
Debt instruments measured at amortised cost | Loan and other credit-related commitments | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Loan and other credit-related commitments | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 280,620	$ 272,531
Debt instruments measured at amortised cost | Loan and other credit-related commitments | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (25)	$ (27)
Debt instruments measured at amortised cost | Loan and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Loan and other credit-related commitments | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 265,478	$ 270,953
Debt instruments measured at amortised cost | Loan and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (326)	$ (272)
Debt instruments measured at amortised cost | Loan and other credit-related commitments | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Loan and other credit-related commitments | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 232,319	$ 147,308
Debt instruments measured at amortised cost | Loan and other credit-related commitments | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (16)	$ (16)
Debt instruments measured at amortised cost | Financial guarantees
Disclosure of financial assets [line items]
ECL coverage %	0.50%	0.30%
Debt instruments measured at amortised cost | Financial guarantees | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 18,884	$ 17,476
Debt instruments measured at amortised cost | Financial guarantees | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (88)	$ (51)
Debt instruments measured at amortised cost | Financial guarantees | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Financial guarantees | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,432	$ 1,446
Debt instruments measured at amortised cost | Financial guarantees | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ (1)
Debt instruments measured at amortised cost | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.70%	0.40%
Debt instruments measured at amortised cost | Financial guarantees | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 12,313	$ 11,548
Debt instruments measured at amortised cost | Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (86)	$ (49)
Debt instruments measured at amortised cost | Financial guarantees | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Financial guarantees | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 5,139	$ 4,482
Debt instruments measured at amortised cost | Financial guarantees | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ (1)
Debt instruments measured at amortised cost | Stage 1 | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,771,827	$ 2,575,821
Debt instruments measured at amortised cost | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,549)	(1,438)
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 922,567	$ 892,232
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 923,849	$ 893,433
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,282)	$ (1,201)
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.20%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 455,230	$ 446,696
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (690)	$ (667)
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 369,336	$ 349,763
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (529)	$ (478)
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 99,283	$ 96,974
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(63)	(56)
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 110,251	$ 108,332
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 110,258	$ 108,336
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(7)	(4)
Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 963,615	$ 888,415
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 963,708	$ 888,491
Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (93)	$ (76)
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 757,187	$ 669,648
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (157)	$ (149)
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 278,508	$ 270,494
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (20)	$ (22)
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 248,768	$ 255,740
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (125)	$ (115)
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 229,911	$ 143,414
Debt instruments measured at amortised cost | Stage 1 | Loan and other credit-related commitments | Non-credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (12)	$ (12)
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 16,825	$ 15,913
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (10)	$ (8)
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,432	$ 1,446
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ (1)
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.10%	0.10%
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 10,536	$ 10,071
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (8)	$ (6)
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4,857	$ 4,396
Debt instruments measured at amortised cost | Stage 1 | Financial guarantees | Non-credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ (1)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	2.30%	2.30%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 109,875	$ 104,578
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (2,533)	$ (2,445)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	5.40%	5.20%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 22,871	$ 23,887
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,233)	$ (1,235)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	1.90%	1.90%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 58,416	$ 54,636
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,127)	$ (1,064)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.80%	0.80%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4,370	$ 2,413
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (37)	$ (19)
Debt instruments measured at amortised cost | Stage 2 | Credit impaired
Disclosure of financial assets [line items]
ECL coverage %	32.20%	28.50%
Debt instruments measured at amortised cost | Stage 2 | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 25,468	$ 25,418
Debt instruments measured at amortised cost | Stage 2 | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (8,205)	$ (7,235)
Debt instruments measured at amortised cost | Stage 2 | – POCI
Disclosure of financial assets [line items]
ECL coverage %	22.00%	22.60%
Debt instruments measured at amortised cost | Stage 2 | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 346	$ 337
Debt instruments measured at amortised cost | Stage 2 | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(76)	(76)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 83,260	$ 78,618
ECL coverage %	2.80%	2.90%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 85,657	$ 80,936
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (2,397)	$ (2,318)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	5.40%	5.20%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 22,871	$ 23,887
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,233)	$ (1,235)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	1.90%	1.90%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 58,416	$ 54,636
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,127)	$ (1,064)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.80%	0.80%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4,370	$ 2,413
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(37)	(19)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 16,018	$ 17,292
ECL coverage %	33.30%	29.10%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 24,004	$ 24,389
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (7,986)	$ (7,097)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	22.60%	22.70%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 3,911	$ 3,945
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (883)	$ (895)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	33.30%	29.60%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 18,958	$ 19,966
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (6,317)	$ (5,909)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	69.30%	61.30%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,135	$ 478
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(786)	(293)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI
Disclosure of financial assets [line items]
Financial assets	$ 260	$ 257
ECL coverage %	22.60%	22.80%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 336	$ 333
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (76)	$ (76)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	53.10%	53.60%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 143	$ 140
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (76)	$ (75)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.50%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 193	$ 193
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | – POCI | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	0	(1)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 278	$ 130
ECL coverage %	0.70%	1.50%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 280	$ 132
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
ECL coverage %	100.00%	100.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1	$ 1
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1)	(1)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | – POCI
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 1,835	$ 1,640
ECL coverage %	1.00%	0.70%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,854	$ 1,651
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(19)	(11)
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 217	$ 142
ECL coverage %	17.20%	22.80%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 262	$ 184
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(45)	(42)
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | – POCI
Disclosure of financial assets [line items]
Financial assets	$ 6	$ 0
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 6	$ 0
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	0.50%	0.50%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 20,282	$ 20,488
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (103)	$ (97)
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.20%	0.30%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,023	$ 1,945
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (5)	$ (5)
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.60%	0.60%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 15,851	$ 14,649
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (94)	$ (88)
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.20%	0.10%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,408	$ 3,894
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Non-credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (4)	$ (4)
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired
Disclosure of financial assets [line items]
ECL coverage %	11.30%	10.60%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 944	$ 652
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (107)	$ (69)
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 89	$ 92
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	12.50%	12.30%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 855	$ 560
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (107)	$ (69)
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | Credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4	$ 4
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4	$ 4
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Loan and other credit-related commitments | – POCI | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	0.70%	1.20%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,802	$ 1,371
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (12)	$ (17)
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.80%	1.30%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,522	$ 1,287
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (12)	$ (17)
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 280	$ 84
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Non-credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired
Disclosure of financial assets [line items]
ECL coverage %	25.70%	13.50%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 257	$ 192
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (66)	$ (26)
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	25.90%	13.70%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 255	$ 190
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (66)	$ (26)
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2	$ 2
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | Credit impaired | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – financial
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – financial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0
Debt instruments measured at amortised cost | Stage 2 | Financial guarantees | – POCI | – financial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0